FAIR VALUE MEASUREMENT (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
FAIR VALUE MEASUREMENT [Abstract]
Other accounts receivable, fair value	$ 241	$ 125
Other accounts receivable, fair value, current	33	17
Other accounts receivable, fair value, noncurrent	212	109
Liability for warrants, fair value	$ 387	$ 165